Warrant Liability - Table Displays the Number of Warrants in Issue (Details)	12 Months Ended
Dec. 31, 2021 shares
Warrant Liability [Line Items]
Number of warrants issued at, beginning	0
Number of warrants issued at, ending	16,316,000
Tradeable Warrants
Warrant Liability [Line Items]
Number of warrants issued at, beginning	0
Number of warrants issued at, ending	8,625,000
Non-Tradeable Warrants
Warrant Liability [Line Items]
Number of warrants issued at, beginning	0
Number of warrants issued at, ending	7,691,000
Alkuri Warrants
Warrant Liability [Line Items]
Issued during period	14,558,000
Alkuri Warrants | Tradeable Warrants
Warrant Liability [Line Items]
Issued during period	8,625,000
Alkuri Warrants | Non-Tradeable Warrants
Warrant Liability [Line Items]
Issued during period	5,933,000
AlbaCore Warrants
Warrant Liability [Line Items]
Issued during period	1,758,000
AlbaCore Warrants | Tradeable Warrants
Warrant Liability [Line Items]
Issued during period	0
AlbaCore Warrants | Non-Tradeable Warrants
Warrant Liability [Line Items]
Issued during period	1,758,000